SCHEDULE OF INVESTMENTS
Global Bond (in thousands)	MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina
Energy – 0.8%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$150	$122
Pan American Energy LLC 7.875%, 5-7-21	33	33

		155

Total Argentina - 0.8%		$155

Australia
Industrials – 0.8%
Transburban Finance Co. Pty Ltd. 2.450%, 3-16-31	100	98
Transurban Finance Co. Pty Ltd. 2.450%, 3-16-31(A)	70	68

		166

Utilities – 1.0%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	200	210

Total Australia - 1.8%		$376

Austria
Consumer Staples – 1.0%
JBS Investments II GmbH (GTD by JBS S.A.) 5.750%, 1-15-28(A)	200	211

Total Austria - 1.0%		$211

Bermuda
Consumer Staples – 0.5%
Bacardi Ltd. 4.450%, 5-15-25(A)	100	111

Total Bermuda - 0.5%		$111

Brazil
Industrials – 1.0%
Cosan Ltd. 5.500%, 9-20-29(A)(B)	200	211

Materials – 2.0%
Nexa Resources S.A. 6.500%, 1-18-28(A)	200	230
Vale Overseas Ltd. 6.250%, 8-10-26	150	178

		408

Utilities – 1.0%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	200	207

Total Brazil - 4.0%		$826

British Virgin Islands
Information Technology – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(A)	200	192

Total British Virgin Islands - 0.9%		$192

Canada
Consumer Staples – 0.3%
Alimentation Couche-Tard, Inc. 2.700%, 7-26-22(A)	60	62

Energy – 0.6%
TransCanada PipeLines Ltd. 4.250%, 5-15-28	100	112

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	100	113
Royal Bank of Canada 4.650%, 1-27-26	50	57

		170

Total Canada - 1.8%		$344

Cayman Islands
Consumer Discretionary – 0.9%
Meituan 3.050%, 10-28-30(A)	200	194

Total Cayman Islands - 0.9%		$194

Chile
Energy – 1.0%
GeoPark Ltd. 6.500%, 9-21-24(A)	200	207

Financials – 1.0%
Banco del Estado de Chile 2.704%, 1-9-25(A)	200	208

Industrials – 1.1%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(A)	200	217

Materials – 1.1%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	200	217

Utilities – 0.4%
Enel Chile S.A. 4.875%, 6-12-28	80	93

Total Chile - 4.6%		$942

China
Communication Services – 2.1%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	200	207
Weibo Corp. 3.500%, 7-5-24	200	211

		418

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. 3.400%, 12-6-27	200	215

Information Technology – 1.0%
Lenovo Group Ltd. 3.421%, 11-2-30(A)	200	201

Total China - 4.2%		$834

Columbia
Financials – 1.0%
Banco de Bogota S.A. 5.375%, 2-19-23(A)	200	213

Utilities – 1.0%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(A)	200	203

Total Columbia - 2.0%		$416

Hong Kong
Financials – 1.1%
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	200	218

Total Hong Kong - 1.1%		$218

India
Utilities – 2.1%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(A)	200	201
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(A)	200	220

		421

Total India - 2.1%		$421

Indonesia
Utilities – 2.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	200	232
5.375%, 1-25-29(A)	200	230

		462

Total Indonesia - 2.3%		$462

Isle of Man
Consumer Discretionary – 1.1%
GOHL Capital Ltd. 4.250%, 1-24-27	200	212

Total Isle of Man - 1.1%		$212

Japan
Financials – 1.1%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	100	109
Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	110	118

		227

Total Japan - 1.1%		$227

Luxembourg
Consumer Staples – 1.1%
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)	200	212

Financials – 2.0%
JSM Global S.a.r.l. 4.750%, 10-20-30(A)	200	201
Mexico Remittances Funding Fiduciary Estate 4. 875%, 1-15-28(A)	200	196

		397

Total Luxembourg - 3.1%		$609

Mexico
Consumer Staples – 1.1%
Grupo Bimbo S.A.B. de C.V. 3.875%, 6-27-24(A)	200	216

Energy – 0.4%
Petroleos Mexicanos 6.490%, 1-23-27	80	84

Financials – 0.8%
Banco Santander S.A. 4.125%, 11-9-22(A)	150	157

Industrials – 2.1%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	200	219
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(A)	200	210

		429

Total Mexico - 4.4%		$886

Netherlands
Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.600%, 1-3-31	100	105

Health Care – 1.1%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 6.750%, 3-1-28(B)	200	225

Total Netherlands - 1.6%		$330

Nigeria
Financials – 1.0%
Africa Finance Corp. 4.375%, 4-17-26(A)	200	217

Total Nigeria - 1.0%		$217

Norway
Energy – 0.7%
Aker BP ASA 4.750%, 6-15-24(A)	150	154

Total Norway - 0.7%		$154

Panama
Financials – 1.0%
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(A)	200	204

Total Panama - 1.0%		$204

Peru
Financials – 1.8%
Banco de Credito del Peru 4.250%, 4-1-23(A)	150	159
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(A)	200	197

		356

Utilities – 0.9%
Fenix Power Peru S.A. 4.317%, 9-20-27	172	180

Total Peru - 2.7%		$536

Saudi Arabia
Energy – 1.0%
Saudi Arabian Oil Co. 1.250%, 11-24-23(A)	200	201

Total Saudi Arabia - 1.0%		$201

South Korea
Financials – 3.1%
Hyundai Capital Services, Inc.:
2.983%, 8-29-22(A)	210	216
1.250%, 2-8-26(A)	200	195
Korea Development Bank 3.250%, 2-19-24	200	215

		626

Total South Korea - 3.1%		$626

Spain
Financials – 1.0%
Banco Santander S.A. 2.706%, 6-27-24	200	211

Utilities – 1.0%
EnfraGen Energia Sur S.A.U. 5.375%, 12-30-30(A)	200	197

Total Spain - 2.0%		$408

United Arab Emirates
Consumer Discretionary – 1.0%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(A)	200	209

Energy – 1.0%
Galaxy Pipeline Assets BidCo Ltd. 1.750%, 9-30-27(A)	200	200

Total United Arab Emirates - 2.0%		$409

United Kingdom
Communication Services – 1.0%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(A)	200	203

Consumer Staples – 1.0%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	200	206

Financials – 2.7%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	200	218
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	100	113
State Bank of India 4.875%, 4-17-24(A)	200	221

		552

Total United Kingdom - 4.7%		$961

United States
Communication Services – 1.5%
T-Mobile USA, Inc.
6.000%, 3-1-23	230	231
Verizon Communications, Inc.
2.100%, 3-22-28	75	76

		307

Consumer Discretionary – 1.6%
D.R. Horton, Inc. 2.600%, 10-15-25	100	105
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	200	217

		322

Consumer Staples – 1.3%
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	125	144
Reynolds American, Inc. 4.450%, 6-12-25	100	111

		255

Financials – 5.3%
Bank of America Corp. 3.593%, 7-21-28	125	136
BBVA Bancomer S.A. 5.875%, 9-13-34(A)	200	218
Citadel Finance LLC 3.375%, 3-9-26(A)	100	99
Citigroup, Inc. 3.520%, 10-27-28	125	135
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	100	109
JPMorgan Chase & Co.:
3.540%, 5-1-28	118	128
4.000%, 10-1-68	50	50
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(A)	50	51
Wells Fargo & Co. 4.300%, 7-22-27	125	141

		1,067

Health Care – 1.4%
Bayer U.S. Finance II LLC 2.850%, 4-15-25(A)	200	205
Fresenius U.S. Finance II, Inc. 4.500%, 1-15-23(A)	75	79

		284

Industrials – 0.7%
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	75	82

Boeing Co. (The) 4.508%, 5-1-23	50	54

		136

Real Estate – 1.6%
Aircastle Ltd. 4.400%, 9-25-23	100	107
Crown Castle International Corp. 4.000%, 3-1-27	100	111
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.) 2.900%, 11-15-24	100	105

		323

Total United States - 13.4%		$2,694

Uruguay
Industrials – 0.4%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(A)	70	77

Total Uruguay - 0.4%		$77

Venezuela
Financials – 0.9%
Corporacion Andina de Fomento:
3.250%, 2-11-22	150	153
2.375%, 5-12-23	30	31

		184

Total Venezuela - 0.9%		$184

TOTAL CORPORATE DEBT SECURITIES – 72.2%		$14,637

(Cost: $13,863)

OTHER GOVERNMENT SECURITIES(C)

Argentina – 0.4%
Republic of Argentina:
1.000%, 7-9-29	12	4
0.125%, 7-9-30	243	81

		85

Bahamas – 1.1%
Commonwealth of Bahamas 8.950%, 10-15-32(A)	200	213

Mexico – 1.0%
United Mexican States 3.250%, 4-16-30(B)	200	202

Panama – 1.0%
Republic of Panama 3.750%, 4-17-26	200	212

Peru – 0.9%
Republic of Peru:
2.783%, 1-23-31	100	100
1.862%, 12-1-32	100	91

		191

Qatar – 1.0%
Qatar Government Bond 3.875%, 4-23-23	200	213

Saudi Arabia – 1.2%
Saudi Arabia Government Bond 2.375%, 10-26-21(A)	250	253

Uruguay – 0.3%
Republica Orient Uruguay 4.500%, 8-14-24(B)	50	54

Vietnam – 1.1%
Vietnam Government Bond 4.800%, 11-19-24(A)	200	224

TOTAL OTHER GOVERNMENT SECURITIES – 8.0%		$1,647

(Cost: $1,651)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 14.1%
U.S. Treasury Bonds 0.875%, 11-15-30	200	185
U.S. Treasury Notes:
1.500%, 1-15-23	150	154
2.125%, 9-30-24	100	106
0.250%, 10-31-25	400	389
2.250%, 11-15-25	150	160
0.375%, 11-30-25	700	685
0.375%, 12-31-25	200	195
0.500%, 2-28-26	100	98
2.375%, 5-15-27	125	134
0.375%, 7-31-27	300	283
0.375%, 9-30-27	400	376
0.625%, 11-30-27	100	95

		2,860

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.1%		$2,860

(Cost: $2,914)

SHORT-TERM SECURITIES	Shares

Money Market Funds(D) – 8.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%	1,101	1,101
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(E)	571	571

		1,672

TOTAL SHORT-TERM SECURITIES – 8.2%		$1,672

(Cost: $1,672)

TOTAL INVESTMENT SECURITIES – 102.5%		$20,816

(Cost: $20,100)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%		(506)

NET ASSETS – 100.0%		$20,310

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $10,501 or 51.7% of net assets.

(B)	All or a portion of securities with an aggregate value of $557 are on loan.
(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(D)	Rate shown is the annualized 7-day yield at March 31, 2021.
(E)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$14,637	$ —
Other Government Securities	—	1,647	—
United States Government Obligations	—	2,860	—
Short-Term Securities	1,672	—	—
Total	$1,672	$19,144	$ —

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$20,100

Gross unrealized appreciation	916

Gross unrealized depreciation	(200)

Net unrealized appreciation	$716